Virtus DFA 2015 Target Date Retirement Income Fund,

Virtus DFA 2020 Target Date Retirement Income Fund,

Virtus DFA 2030 Target Date Retirement Income Fund,

Virtus DFA 2035 Target Date Retirement Income Fund,

Virtus DFA 2040 Target Date Retirement Income Fund,

Virtus DFA 2045 Target Date Retirement Income Fund,

Virtus DFA 2050 Target Date Retirement Income Fund,

and Virtus DFA 2060 Target Date Retirement Income Fund,

each a series of Virtus Retirement Trust

Supplement dated November 1, 2018 to the Summary Prospectuses,

Statutory Prospectus and Statement of Additional Information,

each dated April 30, 2018, as supplemented

Important Notice to Investors

Effective October 31, 2018, each of the Virtus DFA 2015 Target Date Retirement Income Fund, Virtus DFA 2020 Target Date Retirement Income Fund, Virtus DFA 2030 Target Date Retirement Income Fund, Virtus DFA 2035 Target Date Retirement Income Fund, Virtus DFA 2040 Target Date Retirement Income Fund, Virtus DFA 2045 Target Date Retirement Income Fund, Virtus DFA 2050 Target Date Retirement Income Fund, and Virtus DFA 2060 Target Date Retirement Income Fund (each a “Fund”) was liquidated. Each Fund has ceased to exist and is no longer available for sale. Accordingly, each Fund’s Prospectuses and SAI are no longer valid.

Investors should retain this supplement with the Prospectuses and

SAI for future reference.

VRT 8002/8FundsClosed (11/2018)